Leases - Summary of Right of Use Assets Activity (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 306,652
Additions	80,862	$ 181,641	$ 254,319
Ending Balance	327,381	306,652
Right-of-use assets, net	327,381	306,652
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	431,128	254,319
Additions	80,862	181,641
Effects of currency translation	23,282	(4,832)
Ending Balance	535,272	431,128	254,319
Accumulated Amortization
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(124,476)	(48,229)
Amortization	(77,787)	(76,784)
Effects of currency translation	(5,628)	537
Ending Balance	$ (207,891)	$ (124,476)	$ (48,229)